Depreciation and Impairment of Assets (Tables)	12 Months Ended
Dec. 31, 2022
Depreciation amortization and impairment [abstract]
Summary of Depreciation and Impairment of Assets
The account breaks down as follows as of the indicated dates:

	12.31.22	12.31.21	12.31.20
Depreciation of Property, Plant and Equipment	(14,854,607)	(16,406,604)	(15,210,862)
Amortization of Organization and Development Expenses	(12,699,065)	(11,815,977)	(8,790,180)
Depreciation of other intangible assets	(353)	(88)	—
Others (*)	(323,120)	(17,438)	(356,749)
Total	(27,877,145)	(28,240,107)	(24,357,791)